Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	PAY VERSUS PERFORMANCE(1)
FISCAL YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (b)	COMPENSATION ACTUALLY PAID TO PEO (c)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (e)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (h)(5) ($ IN THOUSANDS)	ADJUSTED EBITDA (i)(6) ($ IN THOUSANDS)
					COMPANY TOTAL SHAREHOLDER RETURN (f)(3)	PEER GROUP TOTAL SHAREHOLDER RETURN (g)(4)
2023	$6,393,039	$4,447,525	$2,109,578	$1,569,172	$146.26	$156.66	$123,416	$501,738
2022	$6,255,359	$8,123,687	$1,836,906	$2,359,595	$146.14	$129.46	$228,394	$502,030
2021	$5,979,905	$7,749,481	$1,955,812	$2,505,445	$135.34	$118.36	$206,187	$490,861
2020	$5,086,770	$5,109,271	$2,189,017	$2,154,414	$107.73	$104.67	$152,318	$521,690
(1)
Mr. McMullian was our principal executive officer (“PEO”) for the full year for each of fiscal years 2023, 2022, 2021, and 2020. For fiscal 2023, our non-PEO named executive officers were Messrs. Kinsey, Thomas, Varnedoe, and Wheeler and Ms. Tillman. For fiscal 2022, our non-PEO named executive officers were Messrs. Kinsey, and Wheeler, Bradley K. Alexander, and Ms. Tillman. For each of fiscal years 2021 and 2020, our non-PEO named executive officers were Messrs. Kinsey, Alexander, Wheeler and H. Mark Courtney.

(2)
For each of fiscal years 2023, 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year certain amounts. The compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for fiscal year 2023 was computed as follows:

PEO	2023
Summary Compensation Table (SCT) Total for PEO	$6,393,039
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(4,452,212)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$3,219,380
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(1,935,941)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$702,983
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$520,276
Compensation Actually Paid to PEO	$4,447,525
AVERAGE FOR NON-PEO NAMED EXECUTIVE OFFICERS	2023
Average SCT Total for Non-PEO Named Executive Officers	$2,109,578
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(1,263,872)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$796,044
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(382,865)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$240,818
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$69,469
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$1,569,172
(3)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 27, 2019 through and including the last day of the fiscal year covered (each one-year, two-year, three-year, and four-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of fiscal 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Packaged Food/Meats Index (the “PVP Peer Group”). For each Covered Year, our PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

(5)
Net income is calculated in accordance with GAAP.

(6)
Adjusted EBITDA is calculated as described in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. McMullian was our principal executive officer (“PEO”) for the full year for each of fiscal years 2023, 2022, 2021, and 2020. For fiscal 2023, our non-PEO named executive officers were Messrs. Kinsey, Thomas, Varnedoe, and Wheeler and Ms. Tillman. For fiscal 2022, our non-PEO named executive officers were Messrs. Kinsey, and Wheeler, Bradley K. Alexander, and Ms. Tillman. For each of fiscal years 2021 and 2020, our non-PEO named executive officers were Messrs. Kinsey, Alexander, Wheeler and H. Mark Courtney.

Peer Group Issuers, Footnote
(4)
For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Packaged Food/Meats Index (the “PVP Peer Group”). For each Covered Year, our PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

PEO Total Compensation Amount	$ 6,393,039	$ 6,255,359	$ 5,979,905	$ 5,086,770
PEO Actually Paid Compensation Amount	$ 4,447,525	8,123,687	7,749,481	5,109,271
Adjustment To PEO Compensation, Footnote
PEO	2023
Summary Compensation Table (SCT) Total for PEO	$6,393,039
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(4,452,212)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$3,219,380
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(1,935,941)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$702,983
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$520,276
Compensation Actually Paid to PEO	$4,447,525

Non-PEO NEO Average Total Compensation Amount	$ 2,109,578	1,836,906	1,955,812	2,189,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,569,172	2,359,595	2,505,445	2,154,414
Adjustment to Non-PEO NEO Compensation Footnote
AVERAGE FOR NON-PEO NAMED EXECUTIVE OFFICERS	2023
Average SCT Total for Non-PEO Named Executive Officers	$2,109,578
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(1,263,872)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$796,044
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(382,865)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$240,818
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$69,469
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$1,569,172

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND TOTAL SHAREHOLDER RETURN AND BETWEEN TOTAL SHAREHOLDER RETURN OF THE COMPANY AND PVP PEER GROUP

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND NET INCOME

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND ADJUSTED EBITDA

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND TOTAL SHAREHOLDER RETURN AND BETWEEN TOTAL SHAREHOLDER RETURN OF THE COMPANY AND PVP PEER GROUP

Tabular List, Table
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our Named Executives for fiscal 2023 to our performance:
Adjusted EBITDA
ROIC
Relative TSR Ranking

Total Shareholder Return Amount	$ 146.26	146.14	135.34	107.73
Peer Group Total Shareholder Return Amount	156.66	129.46	118.36	104.67
Net Income (Loss)	$ 123,416,000	$ 228,394,000	$ 206,187,000	$ 152,318,000
Company Selected Measure Amount	501,738,000	502,030,000	490,861,000	521,690,000
PEO Name	Mr. McMullian
Common Stock, Par or Stated Value Per Share	$ 0.01
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6) Adjusted EBITDA is calculated as described in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Ranking
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,452,212)
PEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,219,380
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,935,941)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,983
PEO | Equity Awards Adjustments Prior Year-End Fair Value Of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,276
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,263,872)
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	796,044
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,865)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,818
Non-PEO NEO | Equity Awards Adjustments Prior Year-End Fair Value Of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 69,469